DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Commodity Option [Member] lb	Dec. 31, 2013 Mexican peso	Dec. 31, 2013 Malaysia, Ringgits	Dec. 31, 2013 Philippine peso	Dec. 31, 2013 Interest Rate Swaps	Nov. 30, 2009 Interest Rate Swaps	Dec. 31, 2013 Cash flow hedges D	Dec. 31, 2013 Cash flow hedges Foreign Currency Forward Contract	Dec. 31, 2013 Designated as hedging instruments Cash flow hedges Other assets	Dec. 31, 2012 Designated as hedging instruments Cash flow hedges Other assets	Dec. 31, 2013 Designated as hedging instruments Cash flow hedges Accrued expenses	Dec. 31, 2012 Designated as hedging instruments Cash flow hedges Accrued expenses	Dec. 31, 2013 Designated as hedging instruments Interest Rate Swaps Other assets	Dec. 31, 2012 Designated as hedging instruments Interest Rate Swaps Other assets	Dec. 31, 2013 Lower limit Interest Rate Swaps	Dec. 31, 2013 Upper limit Interest Rate Swaps
Derivative disclosures
No transfers between levels in fair value hierarchy	$ 0
Derivative, Nonmonetary Notional Amount, Mass			200,000
Derivative, Amount of Hedged Item							500.0	700.0
Cash flow hedges											4.2	0	(0.5)	(5.1)	19.9	0
Net asset/(liability) of derivatives designated as hedging instruments	23.6	(5.1)
Number of days from originally forecasted transaction date to discontinue cash flow hedge accounting									60
Maximum duration of foreign exchange contracts used to hedge intercompany purchases (in months)										1 year 6 months
Weighted average Forward Rate (in foreign currency)				13.07	3.18	43.48
Notional value	201.4		0.3	84.0	55.0	62.4
Derivative Asset, Fair Value, Gross Asset	$ 3.7			$ 0.7	$ 2.0	$ 1.0
Derivative, Maturity Date				Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014
Derivative, Forward Interest Rate																	3.79%	3.94%